UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Water Island Capital, LLC
Address:        650 Fifth Avenue
                New York, New York 10019

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John S. Orrico
Title: President
Phone: (212) 259-2655

Signature, Place, and Date of Signing:

/s/ John S. Orrico       New York, New York       05/09/2005
  [Signature]               [City, State]           [Date]

Report Type        (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             56

Form 13F Information Table Value Total:     $  205,778
                                            (thousands)


List of Other Included Managers:

                              NONE

                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
--------                      --------   --------  -----------   ---------------------  ----------   --------  ---------------------
NAME OF ISSUER                 TITLE OF   CUSIP    FAIR MARKET   SHARES OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                CLASS     NUMBER      VALUE      PRINCIPAL   PRN  CALL  DISCRETION   MANAGERS  SOLE SHAREHOLDER NONE
                                                      (000'S)     AMOUNT
----------------------------  --------   --------  -----------   ---------  ----  ----  ----------   --------  ---- ----------- ----
TECNOMATIX TECHNOLOGIES LTD    ORD       M8743P105    4177       245981       SH            SOLE                 245981
VERISITY LTD                   ORD       M97385112    4397       368529       SH            SOLE                 368529
ACCREDO HEALTH INC             COM       00437V104    8882       200000       SH            SOLE                 200000
AIXTRON AKTIENGESELLSCHAFT   SPON ADR    009606104     266        64056       SH            SOLE                  64056
ARGOSY GAMING CO               COM       040228108    3733        81300       SH            SOLE                  81300
ASK JEEVES INC                 COM       045174109    2106        75000       SH            SOLE                  75000
AUGUST TECHNOLOGY CORP         COM       05106U105    8015       683884       SH            SOLE                 683884
BEVERLY ENTERPRISES INC      COM NEW     087851309    1876       151500       SH            SOLE                 151500
CAESARS ENTMT INC              COM       127687101    9895       500000       SH            SOLE                 500000
CARNIVAL CORP              PAIRED CTF    143658300     155         3000       SH            SOLE                   3000
CITIZENS FIRST FINL CORP       COM       174623108    1567        46601       SH            SOLE                  46601
CREO INC                       COM       225606102    5621       350000       SH            SOLE                 350000
CTI MOLECULAR IMAGING INC      COM       22943D105    2561       126362       SH            SOLE                 126362
DANKA BUSINESS SYS PLC    SPONSORED ADR  236277109    5094      3183700       SH            SOLE                3183700
DUPONT PHOTOMASKS INC          COM       26613X101    9387       351969       SH            SOLE                 351969
EON LABS INC                   COM       29412E100    2903        95991       SH            SOLE                  95991
EXELON CORP                    COM       30161N101     459        10000       SH   PUT      SOLE                  10000
GILLETTE CO                    COM       375766102    4796        95000       SH            SOLE                  95000
GREAT LAKES CHEM CORP          COM       390568103    5952       185300       SH            SOLE                 185300
GUIDANT CORP                   COM       401698105   11854       160400       SH            SOLE                 160400
HIBERNIA CORP                  CL A      428656102    2561        80000       SH            SOLE                  80000
INAMED CORP                    COM       453235103    2446        35000       SH            SOLE                  35000
INTERNATIONAL STL GROUP INC    COM       460377104    1876        47500       SH            SOLE                  47500
INTERNET CAP GROUP INC       COM NEW     46059C205    5079       723473       SH            SOLE                 723473
KANEB SERVICES LLC             COM       484173109    7157       167800       SH            SOLE                 167800
MAGNUM HUNTER RES INC    COM PAR $0.002  55972F203    3141       195000       SH            SOLE                 195000
MAPICS INC                     COM       564910107    3237       254307       SH            SOLE                 254307
MAY DEPT STORES CO             COM       577778103    5738       155000       SH            SOLE                 155000
MEDCO HEALTH SOLUTIONS INC     COM       58405U102    1478        30000       SH   PUT      SOLE                  30000
META GROUP INC                 COM       591002100    7236       725054       SH            SOLE                 725054
MINDSPEED TECHNOLOGIES INC     COM       602682106    1271       569875       SH            SOLE                 569875
MYKROLIS CORP                  COM       62852P103    3163       221200       SH            SOLE                 221200
NEWS CORP                      CL A      65248E104       2          128       SH            SOLE                    128
NEXTEL COMMUNICATIONS INC      CL A      65332V103    3197       112500       SH            SOLE                 112500
OFFICEMAX INC DEL              COM       67622P101     832        25000       SH            SOLE                  25000
ORAGENICS INC                  COM       684023104     371       161500       SH            SOLE                 161500
PARTY CITY CORP                COM       702145103     681        45081       SH            SOLE                  45081
PATINA OIL & GAS CORP          COM       703224105    8460       211500       SH            SOLE                 211500
PINNACLE SYS INC               COM       723481107    4070       728158       SH            SOLE                 728158
PRIVATE BUSINESS INC         COM NEW     74267D203     944       453851       SH            SOLE                 453851
PROVINCE HEALTHCARE CO         COM       743977100    3614       150000       SH            SOLE                 150000
PUBLIC SVC ENTERPRISE GROUP    COM       744573106     544        10000       SH            SOLE                  10000
RETEK INC                      COM       76128Q109    1122       100000       SH            SOLE                 100000
SILICONIX INC                COM NEW     827079203    2325        65911       SH            SOLE                  65911
SPRINT CORP                  COM FON     852061100    2274       100000       SH   CALL     SOLE
SUNGARD DATA SYS INC           COM       867363103    2586        75000       SH   PUT      SOLE                  75000
THOMAS INDS INC                COM       884425109     595        15000       SH            SOLE                  15000
TIME WARNER TELECOM INC        CL A      887319101    1196       301348       SH            SOLE                 301348
TOYS R US INC                  COM       892335100    2705       105000       SH            SOLE                 105000
UNITED DEFENSE INDS INC        COM       91018B104    2570        35000       SH            SOLE                  35000
UNITEDGLOBALCOM                CL A      913247508    6823       721221       SH            SOLE                 721221
USF CORP                       COM       91729Q101    1689        35000       SH            SOLE                  35000
VERITAS SOFTWARE CO            COM       923436109     348        15000       SH            SOLE                  15000
VISX INC DEL                   COM       92844S105   10096       430700       SH            SOLE                 430700
WESTERN WIRELESS CORP          CL A      95988E204   10211       269000       SH            SOLE                 269000
ZHONE TECHNOLOGIES INC NEW     COM       98950P108     444       174054       SH            SOLE                 174054